RPAR Risk Parity ETF
Schedule of Investments
September 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 35.4%	Shares	Value
SPDR Gold MiniShares Trust (a)	1,268,264	$66,114,602
Vanguard FTSE Developed Markets ETF	601,850	31,783,699
Vanguard FTSE Emerging Markets ETF (b)	1,055,966	50,527,973
Vanguard Total Stock Market ETF (b)	282,097	79,878,587
TOTAL EXCHANGE TRADED FUNDS (Cost $200,648,154)		228,304,861

U.S. TREASURY SECURITIES - 34.6%	Par
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$3,162,280	3,295,658
2.13%, 02/15/2041	18,696,447	19,543,335
0.75%, 02/15/2042	26,467,678	22,046,451
0.63%, 02/15/2043	27,817,374	22,284,154
1.38%, 02/15/2044	30,968,381	28,219,260
0.75%, 02/15/2045	29,968,438	23,920,414
1.00%, 02/15/2046	26,549,600	22,089,064
0.88%, 02/15/2047	26,309,277	21,092,584
1.00%, 02/15/2048	24,423,657	20,029,225
1.00%, 02/15/2049	16,578,485	13,501,490
0.25%, 02/15/2050	14,240,842	9,431,503
0.13%, 02/15/2051	10,509,610	6,622,386
0.13%, 02/15/2052	9,544,350	5,923,549
1.50%, 02/15/2053	4,448,463	4,012,812
2.13%, 02/15/2054	1,071,000	1,111,586
TOTAL U.S. TREASURY SECURITIES (Cost $321,543,117)		223,123,471

COMMON STOCKS - 15.3%	Shares
Biotechnology - 0.4%
Corteva, Inc.	45,763	2,690,407

Building Materials - 0.1%
Geberit AG	948	619,675

Chemicals - 1.1%
CF Industries Holdings, Inc.	11,120	954,096
Ecolab, Inc.	6,653	1,698,711
FMC Corp.	8,063	531,674
Nutrien Ltd.	33,798	1,625,917
OCI NV	13,193	376,640
PhosAgro PJSC - GDR (c)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	16,437	685,094
The Mosaic Co.	20,208	541,170
Yara International ASA	16,602	526,622
		6,939,924

Coal - 0.2%
Teck Resources Ltd. - Class B (a)	24,108	1,260,586

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (a)	9,872	1,115,733
First Solar, Inc. (a)	7,859	1,960,349
Vestas Wind Systems A/S (a)	77,652	1,718,819
		4,794,901

Food - 0.1%
Salmar ASA	8,062	423,665

Iron & Steel - 0.7%
Fortescue Ltd.	144,805	2,077,483
Mineral Resources Ltd.	8,210	296,404
Vale S.A. - ADR	208,288	2,432,804
		4,806,691

Machinery - Diversified - 1.9%
AGCO Corp.	5,131	502,120
CNH Industrial NV - Class A	81,944	909,578
Deere & Co.	18,925	7,897,970
Husqvarna AB - Class B	35,984	252,044
IDEX Corp.	1,822	390,819
Kubota Corp.	81,574	1,158,255
The Toro Co.	7,052	611,620
Xylem, Inc.	5,789	781,689
		12,504,095

Mining - 4.9%
Antofagasta PLC	48,044	1,297,250
BHP Group Ltd. - ADR (b)	115,676	7,184,636
Boliden AB	11,448	389,069
Cameco Corp.	21,647	1,035,281
CMOC Group Ltd. - Class H	1,203,883	1,182,572
First Quantum Minerals Ltd.	43,229	590,061
Freeport-McMoRan, Inc.	65,561	3,272,805
Glencore PLC	569,774	3,268,757
GMK Norilskiy Nickel PAO - ADR (c)	181,762	0
Ivanhoe Mines Ltd. (a)	67,121	999,648
Jiangxi Copper Co. Ltd. - Class H	205,261	418,053
Lundin Mining Corp.	33,076	346,931
NAC Kazatomprom JSC - GDR	10,896	397,704
Pilbara Minerals Ltd. (a)(b)	135,184	306,674
Rio Tinto PLC - ADR	78,187	5,564,569
South32 Ltd.	194,618	509,012
Southern Copper Corp.	36,605	4,234,100
Sumitomo Metal Mining Co. Ltd.	12,722	381,642
		31,378,764

Oil & Gas - 5.0%
BP PLC - ADR	41,839	1,313,326
Canadian Natural Resources Ltd.	34,224	1,137,718
Cenovus Energy, Inc.	28,409	475,674
Chevron Corp.	29,283	4,312,507
ConocoPhillips	17,469	1,839,136
Coterra Energy, Inc.	11,126	266,468
Devon Energy Corp.	9,329	364,951
Diamondback Energy, Inc.	2,617	451,171
Ecopetrol S.A. - ADR (b)	33,079	295,396
Eni S.p.A. - ADR (b)	24,789	751,355
EOG Resources, Inc.	8,814	1,083,505
EQT Corp.	9,451	346,285
Equinor ASA - ADR (b)	44,585	1,129,338
Exxon Mobil Corp.	70,109	8,218,177
Gazprom PJSC - ADR (c)	523,190	0
Hess Corp.	4,568	620,334
Imperial Oil Ltd.	8,585	604,658
Inpex Corp.	20,463	277,246
LUKOIL PJSC - ADR (c)	31,173	0
Novatek PJSC - GDR (c)	13,358	0
Occidental Petroleum Corp.	13,319	686,461
OMV AG	5,206	222,877
Repsol S.A.	22,257	294,228
Rosneft Oil Co. PJSC - GDR (c)	488,696	0
Shell PLC - ADR	50,572	3,335,223
Suncor Energy, Inc.	18,791	694,361
TotalEnergies SE - ADR (b)	38,437	2,483,799
Tourmaline Oil Corp.	5,519	256,596
Woodside Energy Group Ltd.	28,408	496,643
		31,957,433

Retail - 0.0%(d)
Ferguson Enterprises, Inc.	36	7,098

Water - 0.2%
American Water Works Co., Inc.	4,467	653,254
Veolia Environnement S.A.	15,231	501,796
		1,155,050
TOTAL COMMON STOCKS (Cost $122,432,192)		98,538,289

SHORT-TERM INVESTMENTS - 14.7%
Investments Purchased with Proceeds from Securities Lending - 1.5%
First American Government Obligations Fund - Class X, 4.82% (e)(f)	9,448,058	9,448,058

Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.82% (e)	7,720,279	7,720,279

U.S. Treasury Bills - 12.0%	Par
5.23%, 10/10/2024 (g)	$78,000,000	77,909,374
TOTAL SHORT-TERM INVESTMENTS (Cost $95,067,718)		95,077,711

TOTAL INVESTMENTS - 100.0% (Cost $739,691,181)		645,044,332
Liabilities in Excess of Other Assets - (0.0)% (d)		(23,274)
TOTAL NET ASSETS - 100.0%		$645,021,058

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AB - Aktiebolag
AG - Aktiengesellschaft
A/S - Aksjeselskap
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
JSC - Joint Stock Company
NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $9,237,869 which represented 1.4% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $9,448,058 which represented 1.5% of net assets.
(g)	The rate shown is the effective yield as of September 30, 2024.

RPAR Risk Parity ETF
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	964	12/19/2024	$110,167,125	$191,307
U.S. Treasury Ultra Bonds	830	12/19/2024	110,467,813	(273,159)
Total Unrealized Appreciation (Depreciation)				$(81,852)

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

RPAR Risk Parity ETF

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Exchange Traded Funds	$228,304,861	$–	$–		$228,304,861
U.S. Treasury Securities	–	223,123,471	–		223,123,471
Common Stocks	98,538,289	–	–	(a)	98,538,289
Investments Purchased with Proceeds from Securities Lending	9,448,058	–	–		9,448,058
Money Market Funds	7,720,279	–	–		7,720,279
U.S. Treasury Bills	–	77,909,374	–		77,909,374
Total Investments	$344,011,487	$301,032,845	$–	(a)	$645,044,332

Other Financial Instruments*:
Futures Contracts	$191,307	$–	$–		$191,307
Total Other Financial Instruments	$191,307	$–	$–		$191,307

Liabilities:
Other Financial Instruments*:
Futures Contracts	$(273,159)	$–	$–		$(273,159)
Total Other Financial Instruments	$(273,159)	$–	$–		$(273,159)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
Common
Stocks
Balance as of December 31, 2023	$218,088
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(218,088)
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of September 30, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2024:	$0